COMMITMENTS - Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Employee Benefit Plans
Maximum employee contribution as a percentage of compensation under 401 (k) Plan	50.00%
Matching contributions by the company under 401(k) Plan	$ 1,021,000	$ 900,000	$ 777,000
Bonus expense under discretionary bonus plan	3,535,000	2,709,000	$ 1,268,000
Bonus expense included in accrued liabilities as of the balance sheet date	2,687,000	2,090,000
Post-Employment Health Benefits
Unamortized compensation cost	0
Accrued Liabilities.
Post-Employment Health Benefits
Present value of expected payments for health insurance coverage	$ 93,000	$ 110,000